EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE - Reconciliation of denominator (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Denominator for basic earnings per share- weighted average shares	16,232,381	16,230,165	16,170,107
Effect of dilutive securities:
Denominator for diluted earnings per share- adjusted weighted average shares and assumed conversions	16,633,683	16,711,192	16,717,277
Exercisable stock options
Effect of dilutive securities:
Effect of dilutive securities	401,302	481,027	547,170
Convertible warrants
Effect of dilutive securities:
Effect of dilutive securities